Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Estimated amortization expense
2020	¥ 3,943	$ 566
2021	2,036	292
2022	1,044	150
2023	364	52
2024	¥ 121	$ 17